ADVANTAGE FUNDS, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

December 19, 2007

Securities and Exchange Commission
Division of  Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:   Advantage Funds, Inc. (the “Fund”)
         Registration Statement on Form N-1A (File No. 33-51061)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that, with regard to its Dreyfus Premier Global Absolute Return Fund series:

(1)

each Prospectus and the Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in the Fund’s Registration Statement; and

(2)	the text of the Fund’s Registration Statement was filed electronically on December 13, 2007.

ADVANTAGE FUNDS, INC.

By:    /s/ Jeff Prusnofsky
          Jeff Prusnofsky
          Vice President